UNITED STATES               -------------------------
                                                             OMB APPROVAL
                                                       -------------------------
                SECURITIES AND EXCHANGE COMMISSION     OMB Number:     3235-0456
                      Washington, D.C. 20549           Expires: August 31, 2000
                                                       Estimated average burden
                                                       hours per response.....1
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                            FORM 24F-2
                 ANNUAL NOTICE OF SECURITIES SOLD
                      PURSUANT TO RULE 24F-2

              Read instructions at end of Form before
                          preparing Form.

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     1.     Name and address of issuer:

            PaineWebber RMA Tax-Free Fund, Inc.
            1285 Avenue of the Americas
            New York, NY 10019

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     2.     The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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     3.     Investment Company Act File Number:

               811-3504

            Securities Act File Number:

               2-78310


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     4(a).  Last day of fiscal year for which this Form is filed:

               June 30, 1999

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     4(b).  |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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     4(c).  |_|  Check box if this is the last time the issuer will be filing this Form.



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


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

     5.     Calculation of registration fee:

            (i)  Aggregate sale price of                                    $ 14,175,886,967
                                                                            ----------------
                 securities sold during the
                 fiscal year pursuant to section
                 24(f):

            (ii) Aggregate price of securities
                 redeemed or repurchased during       $ 14,022,965,674
                                                      ----------------
                 the fiscal year

            (iii)Aggregate  price of securities
                 redeemed or repurchased  during
                 any PRIOR fiscal year ending no
                 earlier than October 1, 1995
                 that were not previously used to
                 reduce registration fees payable     $              0
                 to the Commission:                   ----------------

            (iv) Total available redemption                               -$ 14,022,965,674
                 credits [add Items 5(ii)                                  ----------------
                 and 5(iii)]:


            (v)  Net sales - if item 5(i) is
                 greater than Item 5(iv)                                   $    152,921,293
                 [subtract item 5(iv) from Item                             ---------------
                 5(i)]:

       -----------------------------------------------------------------
            (vi) Redemption credits available for
                 use in future years  -- if Item      $(             0)
                 5(i) is less than Item 5(iv)         -----------------
                 [subtract Item 5(iv) from Item
                 5(i)]:
       -----------------------------------------------------------------

            (vii)Multiplier for determining
                 registration fee (See                                    = $      0.000278
                                                                          -----------------
                 Instruction C.9):

            (viii) Registration fee due [multiply
                 Item 5(v) by Item 5(vii)] (enter
                 "0" if no fee is due):                                   = $     42,512.12
                                                                          -----------------

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        6.    Prepaid Shares

              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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       7.     Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                                  + $               0
                                                                                     ----------------

------ -------------------------------------------------------------------------- --------------------
        8.    Total of the amount of the  registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                  = $       42,512.12
                                                                                     ================


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


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       9.  Date the  registration  fee and any interest  payment was sent to the
           Commission's lockbox depository:

              September 27, 1999

                      Method of Delivery:

                                    |X|    Wire Transfer

                                    |_|    Mail or other means

------ -------------------------------------------------------------------------

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ John J. Lee
                             --------------------------------------
                             John J. Lee
                             --------------------------------------
                             Vice President and Assistant Treasurer
                             --------------------------------------


Date:   September 27, 1999

    *Please print the name and title of the signing officer below the signature.


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